Income tax - Major Components of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
Current income tax (expense)/benefit	$ (10,892)	$ (3,250)	$ 1,887
Adjustments in respect of income tax of previous years	(2,282)	1,724	(120)
Total current tax	(13,174)	(1,526)	1,767
Deferred tax:
Relating to origination and reversal of temporary differences	4,279	6,353	888
Total deferred tax	4,279	6,353	888
Income tax (expense)/benefit reported in the consolidated statement of operations	$ (8,895)	$ 4,827	$ 2,655